Exhibit 99.1

CNH Equipment Trust 2021-C
$221,000,000 Class A-1 0.11014% Asset Backed Notes due November 15, 2022
$306,500,000 Class A-2 0.33% Asset Backed Notes due January 15, 2025
$306,500,000 Class A-3 0.81% Asset Backed Notes due December 15, 2026
$85,270,000 Class A-4 1.160% Asset Backed Notes due October 16, 2028
$21,160,000 Class B 1.410% Asset Backed Notes due April 16, 2029

Please contact Sandy Tomlinson at 262-636-7833 with any questions regarding this report or email wwabs@cnhind.com
For additional information consult http://cnhindustrialcapital.com/investor info
Cutoff Date		10/31/2021
Date Added		9/30/2021
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	803,286.91	0.00	0.00	0.00
	1	8,361,665.08	0.00	0.00	0.00
	2	15,617,004.04	0.00	0.00	0.00
	3	28,744,239.98	0.00	0.00	0.00
	4	17,986,075.70	0.00	0.00	0.00
	5	17,961,603.32	0.00	0.00	0.00
	6	20,690,544.88	0.00	0.00	0.00
	7	21,940,407.11	0.00	0.00	0.00
	8	24,868,515.24	0.00	0.00	0.00
	9	23,330,234.80	0.00	0.00	0.00
	10	29,407,089.52	0.00	0.00	0.00
	11	23,897,668.43	0.00	0.00	0.00
	12	10,876,042.77	0.00	0.00	0.00
	13	10,227,347.05	0.00	0.00	0.00
	14	15,227,756.38	0.00	0.00	0.00
	15	19,602,469.41	0.00	0.00	0.00
	16	13,819,046.09	0.00	0.00	0.00
	17	13,381,932.76	0.00	0.00	0.00
	18	15,704,257.68	0.00	0.00	0.00
	19	17,931,059.20	0.00	0.00	0.00
	20	23,877,911.03	0.00	0.00	0.00
	21	22,955,289.57	0.00	0.00	0.00
	22	28,663,412.14	0.00	0.00	0.00
	23	23,046,845.78	0.00	0.00	0.00
	24	9,725,915.90	0.00	0.00	0.00
	25	9,039,362.81	0.00	0.00	0.00
	26	13,685,783.70	0.00	0.00	0.00
	27	17,691,906.01	0.00	0.00	0.00
	28	12,474,091.76	0.00	0.00	0.00
	29	12,033,373.70	0.00	0.00	0.00
	30	14,135,715.94	0.00	0.00	0.00
	31	16,513,811.42	0.00	0.00	0.00
	32	22,820,439.96	0.00	0.00	0.00
	33	22,052,585.16	0.00	0.00	0.00
	34	27,541,926.73	0.00	0.00	0.00
	35	21,706,394.20	0.00	0.00	0.00
	36	7,950,753.25	0.00	0.00	0.00
	37	7,911,981.15	0.00	0.00	0.00
	38	11,749,826.53	0.00	0.00	0.00
	39	15,849,335.36	0.00	0.00	0.00
	40	11,283,565.81	0.00	0.00	0.00
	41	10,781,337.30	0.00	0.00	0.00
	42	13,057,995.41	0.00	0.00	0.00
	43	15,249,829.98	0.00	0.00	0.00
	44	21,607,728.45	0.00	0.00	0.00
	45	21,159,760.15	0.00	0.00	0.00
	46	26,274,855.95	0.00	0.00	0.00
	47	20,276,388.31	0.00	0.00	0.00
	48	7,053,665.14	0.00	0.00	0.00
	49	7,120,515.23	0.00	0.00	0.00
	50	10,374,091.03	0.00	0.00	0.00
	51	14,668,155.60	0.00	0.00	0.00
	52	9,967,467.96	0.00	0.00	0.00
	53	9,421,297.62	0.00	0.00	0.00
	54	11,532,676.10	0.00	0.00	0.00
	55	13,707,360.48	0.00	0.00	0.00
	56	19,261,071.84	0.00	0.00	0.00
	57	17,421,776.00	0.00	0.00	0.00
	58	22,004,450.14	0.00	0.00	0.00
	59	15,158,232.33	0.00	0.00	0.00
	60	1,698,058.62	0.00	0.00	0.00
	61	1,327,215.89	0.00	0.00	0.00
	62	2,794,565.12	0.00	0.00	0.00
	63	3,124,829.93	0.00	0.00	0.00
	64	2,124,172.11	0.00	0.00	0.00
	65	1,925,814.43	0.00	0.00	0.00
	66	2,026,717.08	0.00	0.00	0.00
	67	2,406,434.02	0.00	0.00	0.00
	68	3,336,583.46	0.00	0.00	0.00
	69	3,268,440.96	0.00	0.00	0.00
	70	3,861,586.17	0.00	0.00	0.00
	71	2,086,667.48	0.00	0.00	0.00
	72	1,230,164.29	0.00	0.00	0.00
	73	827,154.88	0.00	0.00	0.00
	74	1,298,115.53	0.00	0.00	0.00
	75	1,970,489.58	0.00	0.00	0.00
	76	1,124,725.75	0.00	0.00	0.00
	77	757,632.22	0.00	0.00	0.00
	78	1,562,443.07	0.00	0.00	0.00
	79	1,344,141.24	0.00	0.00	0.00
	80	1,791,275.27	0.00	0.00	0.00
	81	2,095,456.92	0.00	0.00	0.00
	82	2,080,031.54	0.00	0.00	0.00
	83	970,144.58	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	1,036,219,989.42	0.00	0.00	0.00
Discount Rate		4.600%	4.600%	4.600%	4.600%
Beginning Contract Value		940,432,083.55	0.00	0.00	0.00
Scheduled Contract Value Decline		4,702,730.75	0.00	0.00	0.00
Unscheduled Contract Value Decline		10,140,062.57	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		925,589,290.23	0.00	0.00	0.00
aggregate Statistical Contract Value (Outstanding Balance)		974,811,061.83

2021-C	Page 1

CNH Equipment Trust 2021-C
$221,000,000 Class A-1 0.11014% Asset Backed Notes due November 15, 2022
$306,500,000 Class A-2 0.33% Asset Backed Notes due January 15, 2025
$306,500,000 Class A-3 0.81% Asset Backed Notes due December 15, 2026
$85,270,000 Class A-4 1.160% Asset Backed Notes due October 16, 2028
$21,160,000 Class B 1.410% Asset Backed Notes due April 16, 2029

Dated Date (30/360)	10/27/2021
Dated Date (act/360)	10/27/2021
Scheduled Payment Date	11/15/2021
Actual Payment Date	11/15/2021
Days in accrual period (30/360)	18
Days in accrual period (act/360)	19
Note Distribution Account Deposit	$15,092,635.78
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$14,840,709.77
Turbo Principal Payment Amount (this period)	$2,695,234.58
Note Monthly Principal Distributable Amount (1)	$17,535,944.35
Spread Account Initial Deposit	$21,159,721.88
Amount required to be deposited into the Collection Account during the calendar month	$18,571,611.29

Collateral Summary
Wtd. Average Discount Rate	4.600%
Beginning Contract Value	940,432,083.55
Scheduled Contract Value Decline	4,702,730.75
Unscheduled Contract Value Decline	10,140,062.57
Additional Contract Value Purchased	0.00
Ending Contract Value	925,589,290.23

Total Beginning Balance (Pool Balance)	940,432,083.55
Pool Balance as of end of last day of preceding Collection Period	940,432,083.55
Total Ending Balance (Pool Balance )	925,589,290.23

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer's liquidation expenses)	$17,766,258.02

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$805,353.27
Government obligors	$0.00
Total Warranty Repurchases	$805,353.27

Total Collections For The Period	$18,571,611.29

Reinvestment Income	$119.14

Total Collections + Reinvestment Income For The Period	$18,571,730.43

Other	$0.00

(1) “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each be deemed to be a separate Class of Notes. Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

2021-C	Page 2

CNH Equipment Trust 2021-C
$221,000,000 Class A-1 0.11014% Asset Backed Notes due November 15, 2022
$306,500,000 Class A-2 0.33% Asset Backed Notes due January 15, 2025
$306,500,000 Class A-3 0.81% Asset Backed Notes due December 15, 2026
$85,270,000 Class A-4 1.160% Asset Backed Notes due October 16, 2028
$21,160,000 Class B 1.410% Asset Backed Notes due April 16, 2029

Actual Payment Date		General	Party Receiving	11/15/2021
		Purpose of	Fee or Expense
Calculation of Distributable Amounts		Fee or Expense	Amount

Asset Representations Reviewer fees, expenses and indemnities		Provide for Asset Representations Reviewer		$0.00
Past Due Asset Representations fees, expenses and indemnities		as required	Clayton Fixed Income	$0.00
Total Asset Representations Reviewer Fees Due			Services LLC	$0.00

NHCC				NHCC
Current Servicing Fee Due				$783,693.40
Past Due Servicing Fee				$0.00
Total Servicing Fee Due		Provide for servicer as required	NH Credit	$783,693.40
			Company LLC
Current Administration Fee Due		$500.00		$166.67
Past Due Administration Fee				$0.00
Total Administration Fee Due		Provide for trust administrator	CNH Capital	$166.67
			America LLC
Reimbursable Expenses of the Asset Representations Reviewer Due				$0.00
Past Due Reimburseable Expenses of the Asset Representations Reviewer				$0.00
Total Reimbursable Expenses of the Asset Representations Reviewer Due				$0.00
		To cover expenses of asset representations reviewer
Indemnities of the Asset Representations Reviewer Due				$0.00
Past Due Indemnities of the Asset Representations Reviewer				$0.00
Total Indemnities of the Asset Representations Reviewer Due				$0.00
		To indemnify asset representations reviewer
Reimburseable Expenses of the Servicer Due				$0.00
Past Due Reimburseable Expenses of the Servicer				$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer	NH Credit	$0.00
			Company LLC
Total Principal Balance of Notes (Beginning of Period)				$940,430,000.00
A-1 notes Beginning Principal balance				$221,000,000.00
A-2 notes Beginning Principal balance				$306,500,000.00
A-3 notes Beginning Principal balance				$306,500,000.00
A-4 notes Beginning Principal balance				$85,270,000.00
B notes Beginning Principal balance				$21,160,000.00
		Coupon/
	Type	Spread	Daycount
A-1 notes Current Interest Due	Fix	0.11014%	act/360	$12,846.61
A-2 notes Current Interest Due	Fix	0.33000%	30/360	$50,572.50
A-3 notes Current Interest Due	Fix	0.81000%	30/360	$124,132.50
A-4 notes Current Interest Due	Fix	1.16000%	30/360	$49,456.60
B notes Current Interest Due	Fix	1.41000%	30/360	$14,917.80

A-1 notes Past Due Interest				$0.00
A-2 notes Past Due Interest				$0.00
A-3 notes Past Due Interest				$0.00
A-4 notes Past Due Interest				$0.00
B notes Past Due Interest				$0.00

A-1 notes Interest Due on Past Due Interest				$0.00
A-2 notes Interest Due on Past Due Interest				$0.00
A-3 notes Interest Due on Past Due Interest				$0.00
A-4 notes Interest Due on Past Due Interest				$0.00
B notes Interest Due on Past Due Interest				$0.00

A-1 notes Total Interest Due				$12,846.61
A-2 notes Total Interest Due				$50,572.50
A-3 notes Total Interest Due				$124,132.50
A-4 notes Total Interest Due				$49,456.60
B notes Total Interest Due				$14,917.80

A-1 notes Principal Due				$14,840,709.77
A-2 notes Principal Due				$0.00
A-3 notes Principal Due				$0.00
A-4 notes Principal Due				$0.00

Class B notes Principal Due				$0.00

Total notes Interest Due				$251,926.01
Total notes Principal Due				$14,840,709.77
Total notes Distributable Amount				$15,092,635.78

2021-C	Page 3

CNH Equipment Trust 2021-C
$221,000,000 Class A-1 0.11014% Asset Backed Notes due November 15, 2022
$306,500,000 Class A-2 0.33% Asset Backed Notes due January 15, 2025
$306,500,000 Class A-3 0.81% Asset Backed Notes due December 15, 2026
$85,270,000 Class A-4 1.160% Asset Backed Notes due October 16, 2028
$21,160,000 Class B 1.410% Asset Backed Notes due April 16, 2029

Actual Payment Date	11/15/2021

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$18,571,730.43

Beginning Spread Account Balance	$21,159,721.88
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$18,571,730.43

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid	$0.00
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid Shortfall	$0.00
		18,571,730.43
Servicing Fee Paid (If New Holland Credit Company, LLC or an affilicate of New Holland Credit Company LLC is no longer the Servicer)	$0.00
Servicing Fee Shortfall (If New Holland Credit Company, LLC or an affilicate of New Holland Credit Company LLC is no longer the Servicer)	$0.00

Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$18,571,563.76

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$18,571,563.76

Cash Available to Pay Note Interest	$18,571,563.76
Cash Available to Pay Termination Payment	$18,571,563.76

Class A-1 notes Interest Paid	$12,846.61
Class A-2 notes Interest Paid	$50,572.50
Class A-3 notes Interest Paid	$124,132.50
Class A-4 notes Interest Paid	$49,456.60
		$18,334,555.55
Class A-1 notes Interest Shortfall	$0.00
Class A-2 notes Interest Shortfall	$0.00
Class A-3 notes Interest Shortfall	$0.00
Class A-4 notes Interest Shortfall	$0.00

First Principal Payment Amount	$14,840,709.77

Class A-1 notes Principal Paid - excluding Turbo principal payment	$14,840,709.77
Class A-2 notes Principal Paid	$0.00
Class A-3 notes Principal Paid	$0.00
Class A-4 notes Principal Paid	$0.00
		3,493,845.78
Class B notes Interest Paid	$14,917.80
Class B notes Interest Shortfall	$0.00

Class B notes Principal Paid	$0.00
		3,478,927.98
Deposits to Spread Account	$0.00

Servicing Fee Paid (If New Holland Credit Company, LLC or an affilicate of New Holland Credit Company LLC is the Servicer)	$783,693.40
Servicing Fee Shortfall (If New Holland Credit Company, LLC or an affilicate of New Holland Credit Company LLC is the Servicer)	$0.00
		2,695,234.58

Turbo Principal Payment Amount (this period)	$2,695,234.58

		0.00
Reimbursable Expenses of the Asset Representations Reviewer Paid	$0.00
Reimbursable Expenses of the Asset Representations Reviewer Shortfall	$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$922,894,055.65
A-1 notes Ending Principal balance	$203,464,055.65
A-2 notes Ending Principal balance	$306,500,000.00
A-3 notes Ending Principal balance	$306,500,000.00
A-4 notes Ending Principal balance	$85,270,000.00
B notes Ending Principal balance	$21,160,000.00

Life-to-Date Turbo Principal Payment Amount (overcollateralization)	$2,695,234.58

Release excess to the Certificateholders	$0.00	$0.00

2021-C	Page 4

CNH Equipment Trust 2021-C
$221,000,000 Class A-1 0.11014% Asset Backed Notes due November 15, 2022
$306,500,000 Class A-2 0.33% Asset Backed Notes due January 15, 2025
$306,500,000 Class A-3 0.81% Asset Backed Notes due December 15, 2026
$85,270,000 Class A-4 1.160% Asset Backed Notes due October 16, 2028
$21,160,000 Class B 1.410% Asset Backed Notes due April 16, 2029

Actual Payment Date					11/15/2021

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$940,430,000.00	1.0000000	$1,000.00
A-1 notes Beginning Principal balance					$221,000,000.00	1.0000000	$1,000.00
A-2 notes Beginning Principal balance					$306,500,000.00	1.0000000	$1,000.00
A-3 notes Beginning Principal balance					$306,500,000.00	1.0000000	$1,000.00
A-4 notes Beginning Principal balance					$85,270,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$21,160,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$922,894,055.65	0.9813533	$981.35
A-1 notes Ending Principal balance		0.32	$221,000,000.00		$203,464,055.65	0.9206518	$920.65
A-2 notes Ending Principal balance		1.10	$306,500,000.00		$306,500,000.00	1.0000000	$1,000.00
A-3 notes Ending Principal balance		2.55	$306,500,000.00		$306,500,000.00	1.0000000	$1,000.00
A-4 notes Ending Principal balance		3.86	$85,270,000.00		$85,270,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.88	$21,160,000.00		$21,160,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$12,846.61	0.0000581	$0.06
Class A-2 notes Interest Paid					$50,572.50	0.0001650	$0.17
Class A-3 notes Interest Paid					$124,132.50	0.0004050	$0.41
Class A-4 notes Interest Paid					$49,456.60	0.0005800	$0.58
Class B notes Interest Paid					$14,917.80	0.0007050	$0.71

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment					$17,535,944.35	0.0793482	$79.35
Class A-2 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4 notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Required Spread Account					$21,159,721.88
Beginning Spread Account Balance					$21,159,721.88
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$21,159,721.88

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Purchase	15,944	9/30/21	10/27/21	940,432,083.55

Total	15,944			940,432,083.55

Total Release to Seller					$783,860.07

"The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate
Distribution Account to the Certificateholders, on a pro rata basis, zero payment ."

2021-C	Page 5

RISK RETENTION STATEMENT

1) Percentage of the fair value required to retain	5.00%
2) Fair value amount required to retain	$27,250,000
3) Percentage of the fair value actually retained - eligible Horizontal residual interest	3.37%
4) Fair value amount actually retained - eligible Horizontal residual interest (Certificates)	$32,764,269
5) Percentage of the fair value actually retained - eligible Horizontal cash reserve account	2.17%
6) Fair value amount actually retained - eligible Horizontal cash reserve account (EHCRA)	$21,159,722

2021-C	Page 6

POOL STATISTICS

Collateral Composition

	Number of Receivables at Beginning of Period	15,944
	Number of Receivables at End of Period	15,843

	Weighted Average Coupon on Receivables	1.64
	Weighted Average Original Term on Receivables	63.00
	Weighted Average Remaining Term on Receivables	53.93

	Pool Factor	0.98135
	A-1 Note Pool Factor	0.92065
	A-2 Note Pool Factor	1.00000
	A-3 Note Pool Factor	1.00000
	A-4 Note Pool Factor	1.00000
	Class B Note Pool Factor	1.00000
	Unscheduled Contract Value Decline - Monthly	10,140,062.57
	Unscheduled Contract Value Decline - Life-to-Date	10,140,062.57
	Call Factor - based on Ending Contract Value	98.42%

Collateral Performance
	Contractural Delinquency (1):	Count	%	Amount	%
	31-60 Days delinquent	1	0.01%	71,253.11	0.01%
	61-90 Days delinquent	0	0.00%	0.00	0.00%
	91-120 Days delinquent	0	0.00%	0.00	0.00%
	121-150 Days delinquent	0	0.00%	0.00	0.00%
	151-180 Days delinquent	0	0.00%	0.00	0.00%
	181 + Days delinquent	0	0.00%	0.00	0.00%
	TOTAL	1	0.01%	71,253.11	0.01%
	Amounts Past Due (2)
	Scheduled Amounts 30 - 59 days past due	$4,012.18	0.00%
	Scheduled Amounts 60 days or more past due	$0.00	0.00%

	ARR Delinquency Trigger (61+ Days Delinquent Receivables)

	Period (from Cutoff Date )

	1-12 10.00%
	13-48+ 16.00%		Variance	Trigger

	End of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value	0.00%	10.0000%	10.00%

	Do end of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value meet or exceed the applicable ARR Delinquency Trigger percentage (did Delinquency Trigger occur)?	NO

	Net and Realized Losses	Amount	Count (3)%

	Net Losses (4)	$0.00	-		0.00%
	Write Down Amount on 180 Day Receivables	$0.00
	Monthly Realized Losses (Total)	$0.00
	Net Losses as a % of the Average Pool Balance	0.000%
	Average Net Losses on all Receivables that have experienced a Net Loss this period	0.0000%

	Life-to-Date Net Losses	$0.00	-
	Cumulative Write Down Amount on 180 Day Receivables	$0.00
	Cumulative Realized Losses (Total)	$0.00
	Life-to-Date Net Losses as a % of the Initial Pool Balance	0.000%
	Average Net Loss on all Receivables that have experienced a Net Loss	$0.00
	Cumulative Net Loss Ratio	0.0000%

	Repossession Inventory and 180-Day Receivables
	Repossessed Equipment not Sold or Reassigned (Beginning) (5)	$0.00
	Repossessed Equipment not Sold or Reassigned (End)	$0.00

	Balance of 180 Day Receivables (Beg of month) (6)	$0.00
	Balance of 180 Day Receivables (End of month)	$0.00

	(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.
	(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
	(3) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.
	(4) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables. Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.
	(5) Repossessd Receivables are stated at estimated realized value.
	(6) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

	STATEMENTS TO NOTEHOLDERS

1	Has there been a material change in practices with respect to charge offs, collection and management of	NO
	delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other
	practices on delinquency and loss experience ?

2	Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or	NO
	payments during the Collection Period ?

3	Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?	NO

4	Has there been an issuance of notes or other securities backed by the Receivables ?	NO

5	Has there been a material change in the underwriting, origination or acquisition of Receivables ?	NO

2021-C	Page 7

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

11/15/2021	12,846.61
12/15/2021	18,674.61
1/15/2022	19,297.10
2/15/2022	19,297.10
3/15/2022	17,429.64
4/15/2022	19,297.10
5/15/2022	18,674.61
6/15/2022	19,297.10
7/16/2022	19,297.10
8/15/2022	18,674.61
9/15/2022	19,297.10
10/16/2022	19,297.10
11/15/2022	18,674.61

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	203,464,055.65
3. Final Scheduled Maturity Date	November 15, 2022

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	50,572.50	124,132.50	49,456.60

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	306,500,000.00	306,500,000.00	85,270,000.00
3. Final Scheduled Maturity Date	January 15, 2025	December 15, 2026	October 16, 2028

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	14,917.80

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	21,160,000.00
3. Final Scheduled Maturity Date	April 16, 2029

2021-C	Page 8